Financial Instruments (Details 11) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Less: Cash and cash equivalents	R$ (5,634,623)	R$ (2,678,457)	R$ (3,472,845)
Adjusted net debt	5,343,217	4,650,363
Equity	24,191,667	21,131,225	R$ 22,175,235	R$ 20,250,518
Capital Management [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	5,343,217	4,650,363
Debentures	9,619,106	7,803,855
Less: Cash and cash equivalents	(5,634,623)	(2,678,457)
Less: Bonds and securities - debt contract guarantees	(405,342)	(290,695)
Indebtedness [Member] | Capital Management [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	5,343,217	4,650,363
Debentures	9,619,106	7,803,855
Less: Cash and cash equivalents	(5,634,623)	(2,678,457)
Less: Bonds and securities - debt contract guarantees	(405,342)	(290,695)
Adjusted net debt	8,922,358	9,485,066
Equity	R$ 24,191,667	R$ 21,131,225
Debit to equity ratio (in R$ per share)	R$ 0.37	R$ 0.45